Note 11 - Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
11.	EARNINGS (LOSS) PER SHARE

The income and weighted average number of common shares used in the calculation of basic and diluted income (loss) per share for the years ended
December 31, 2019,
2018,
and
2017
were as follows:

	2019	2018	2017
Weighted average number of common shares used as the denominator in calculating basic earnings per share	35,529,192	35,529,192	35,529,192
Adjustments for calculation of diluted earnings per share:
Options	3,605,000	-	-
Weighted average number of common shares and potential common shares used as the denominator in calculating diluted earnings per share	39,134,192	35,529,192	35,529,192
Basic earnings (loss) per share	$0.00	$0.00	$(0.18)
Diluted earnings (loss) per share	$0.00	$0.00	$(0.18)

At
December 31, 2019,
3,037,000
options (
2018
–
6,804,000
;
2017
–
3,999,000
) were excluded from the diluted weighted average number of shares calculation because their effect would have been anti-dilutive.